ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

13.  ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consist of the following:

	As at December 31
	2016	2017	2017
	RMB	RMB	US$
Salary and welfare payable	658,190	1,033,889	158,906
Accrual for purchase of property and equipment	115,286	121,735	18,710
Accrued expenses	141,361	271,156	41,676
Payable for business acquisitions (Note 4)	11,368	26,497	4,073
Payable for repurchases of preferred shares (Note 20)	97,118	—	—
Others	202,288	387,996	59,631

	1,225,611	1,841,273	282,996

Payable for business acquisitions mainly represents the amount to be paid to the original shareholders at the end of the escrow periods or considerations to be paid for other acquisitions based on their respective payment schedules.